BNY Mellon Stock Index Fund, Inc.
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.8%
Automobiles & Components — 1.7%
Aptiv PLC (a)	15,410	916,895
Ford Motor Co.	265,713	2,665,101
General Motors Co.	66,858	3,144,332
Tesla, Inc. (a)	189,298	49,058,470
		55,784,798
Banks — 3.4%
Bank of America Corp.	450,773	18,810,757
Citigroup, Inc.	126,744	8,997,557
Citizens Financial Group, Inc.	29,897	1,224,880
Fifth Third Bancorp	46,863	1,837,030
Huntington Bancshares, Inc.	96,122	1,442,791
JPMorgan Chase & Co.	189,044	46,372,493
KeyCorp	67,187	1,074,320
M&T Bank Corp.	10,866	1,942,298
Regions Financial Corp.	60,770	1,320,532
The PNC Financial Services Group, Inc.	26,644	4,683,216
Truist Financial Corp.	87,893	3,616,797
U.S. Bancorp	104,886	4,428,287
Wells Fargo & Co.	222,271	15,956,835
		111,707,793
Capital Goods — 5.6%
3M Co.	37,044	5,440,282
A. O. Smith Corp.	7,976	521,311
Allegion PLC	5,743	749,232
AMETEK, Inc.	15,608	2,686,761
Axon Enterprise, Inc. (a)	4,907	2,580,837
Builders FirstSource, Inc. (a)	7,916	989,025
Carrier Global Corp.	54,513	3,456,124
Caterpillar, Inc.	32,272	10,643,306
Cummins, Inc.	9,264	2,903,708
Deere & Co.	17,185	8,065,780
Dover Corp.	9,204	1,616,959
Eaton Corp. PLC	26,734	7,267,103
Emerson Electric Co.	38,644	4,236,928
Fastenal Co.	38,638	2,996,377
Fortive Corp.	22,143	1,620,425
GE Vernova, Inc.	18,687	5,704,767
Generac Holdings, Inc. (a)	3,949	500,141
General Dynamics Corp.	16,998	4,633,315
General Electric Co.	72,364	14,483,655
Honeywell International, Inc.	44,044	9,326,317
Howmet Aerospace, Inc.	27,415	3,556,548
Hubbell, Inc.	3,732	1,234,956
Huntington Ingalls Industries, Inc. (b)	2,621	534,789
IDEX Corp.	5,247	949,550
Illinois Tool Works, Inc.	18,148	4,500,885
Ingersoll Rand, Inc.	27,133	2,171,454
Johnson Controls International PLC	44,235	3,543,666

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Capital Goods — 5.6% (continued)
L3Harris Technologies, Inc.	12,701	2,658,446
Lennox International, Inc.	2,168	1,215,879
Lockheed Martin Corp.	14,015	6,260,641
Masco Corp.	13,579	944,284
Nordson Corp.	3,538	713,685
Northrop Grumman Corp.	9,138	4,678,747
Otis Worldwide Corp.	27,120	2,798,784
PACCAR, Inc.	35,591	3,465,496
Parker-Hannifin Corp.	8,732	5,307,746
Pentair PLC	11,901	1,041,099
Quanta Services, Inc.	9,834	2,499,606
Rockwell Automation, Inc.	7,576	1,957,487
RTX Corp.	90,915	12,042,601
Snap-on, Inc.	3,565	1,201,441
Stanley Black & Decker, Inc.	10,591	814,236
Textron, Inc.	13,060	943,585
The Boeing Company (a)	50,899	8,680,824
Trane Technologies PLC	14,946	5,035,606
TransDigm Group, Inc.	3,800	5,256,502
United Rentals, Inc.	4,386	2,748,706
W.W. Grainger, Inc.	3,046	3,008,930
Westinghouse Air Brake Technologies Corp.	11,242	2,038,737
Xylem, Inc.	16,634	1,987,098
		184,214,367
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	27,532	8,411,852
Broadridge Financial Solutions, Inc.	7,804	1,892,158
Cintas Corp.	23,443	4,818,240
Copart, Inc. (a)	59,936	3,391,778
Dayforce, Inc. (a),(b)	11,062	645,246
Equifax, Inc.	8,335	2,030,073
Jacobs Solutions, Inc.	8,253	997,705
Leidos Holdings, Inc.	8,986	1,212,571
Paychex, Inc.	21,514	3,319,180
Paycom Software, Inc.	3,147	687,557
Republic Services, Inc.	13,422	3,250,272
Rollins, Inc.	19,017	1,027,488
Veralto Corp.	17,298	1,685,690
Verisk Analytics, Inc.	9,565	2,846,735
Waste Management, Inc.	24,770	5,734,503
		41,951,048
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc. (a)	637,458	121,282,759
AutoZone, Inc. (a)	1,137	4,335,131
Best Buy Co., Inc.	13,164	969,002
CarMax, Inc. (a)	9,667	753,253
eBay, Inc.	33,154	2,245,520
Genuine Parts Co.	9,337	1,112,410
LKQ Corp.	17,311	736,410
Lowe’s Companies, Inc.	38,184	8,905,654
O’Reilly Automotive, Inc. (a)	3,872	5,546,950

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Consumer Discretionary Distribution & Retail — 5.7% (continued)
Pool Corp. (b)	2,567	817,204
Ross Stores, Inc.	22,080	2,821,603
The Home Depot, Inc.	67,208	24,631,060
The TJX Companies, Inc.	75,779	9,229,882
Tractor Supply Co.	36,995	2,038,425
Ulta Beauty, Inc. (a)	3,151	1,154,968
Williams-Sonoma, Inc.	8,295	1,311,440
		187,891,671
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	20,005	2,543,236
Deckers Outdoor Corp. (a)	10,324	1,154,326
Garmin Ltd.	10,252	2,226,017
Hasbro, Inc.	9,206	566,077
Lennar Corp., Cl. A	15,507	1,779,893
Lululemon Athletica, Inc. (a)	7,688	2,176,165
Mohawk Industries, Inc. (a)	3,767	430,116
NIKE, Inc., Cl. B	80,185	5,090,144
NVR, Inc. (a)	197	1,427,145
PulteGroup, Inc.	13,200	1,356,960
Ralph Lauren Corp.	2,609	575,911
Tapestry, Inc. (b)	14,052	989,401
		20,315,391
Consumer Services — 2.1%
Airbnb, Inc., Cl. A (a)	29,753	3,554,293
Booking Holdings, Inc.	2,240	10,319,478
Caesars Entertainment, Inc. (a)	15,562	389,050
Carnival Corp. (a)	70,413	1,375,166
Chipotle Mexican Grill, Inc. (a)	92,179	4,628,308
Darden Restaurants, Inc.	8,090	1,680,778
Domino’s Pizza, Inc.	2,279	1,047,087
DoorDash, Inc., Cl. A (a)	22,880	4,181,778
Expedia Group, Inc.	8,376	1,408,006
Hilton Worldwide Holdings, Inc.	16,171	3,679,711
Las Vegas Sands Corp.	22,984	887,872
Marriott International, Inc., Cl. A	15,450	3,680,190
McDonald’s Corp.	48,432	15,128,704
MGM Resorts International (a),(b)	15,649	463,836
Norwegian Cruise Line Holdings Ltd. (a)	29,816	565,311
Royal Caribbean Cruises Ltd.	16,961	3,484,468
Starbucks Corp.	76,498	7,503,689
Wynn Resorts Ltd. (b)	6,102	509,517
Yum! Brands, Inc.	18,943	2,980,870
		67,468,112
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	29,996	28,369,617
Dollar General Corp.	14,848	1,305,585
Dollar Tree, Inc. (a)	13,485	1,012,319
Sysco Corp.	33,434	2,508,887
Target Corp.	31,550	3,292,558
The Kroger Company	45,128	3,054,714

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Consumer Staples Distribution & Retail — 2.0% (continued)
Walgreens Boots Alliance, Inc.	47,069	525,761
Walmart, Inc.	293,850	25,797,091
		65,866,532
Energy — 3.6%
APA Corp.	25,962	545,721
Baker Hughes Co.	67,183	2,952,693
Chevron Corp.	112,777	18,866,464
ConocoPhillips	86,048	9,036,761
Coterra Energy, Inc.	47,893	1,384,108
Devon Energy Corp.	45,358	1,696,389
Diamondback Energy, Inc.	12,583	2,011,770
EOG Resources, Inc.	38,632	4,954,168
EQT Corp.	41,546	2,219,803
Expand Energy Corp.	14,007	1,559,259
Exxon Mobil Corp.	294,107	34,978,145
Halliburton Co.	59,032	1,497,642
Hess Corp.	18,365	2,933,441
Kinder Morgan, Inc.	133,747	3,815,802
Marathon Petroleum Corp.	21,633	3,151,712
Occidental Petroleum Corp.	44,924	2,217,449
ONEOK, Inc.	41,961	4,163,370
Phillips 66	27,337	3,375,573
Schlumberger NV (b)	94,091	3,933,004
Targa Resources Corp.	14,372	2,881,155
Texas Pacific Land Corp.	1,272	1,685,387
The Williams Companies, Inc.	82,427	4,925,838
Valero Energy Corp.	21,729	2,869,749
		117,655,403
Equity Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. (c)	10,800	999,108
American Tower Corp. (c)	31,542	6,863,539
AvalonBay Communities, Inc. (c)	9,543	2,048,119
BXP, Inc. (c)	9,701	651,810
Camden Property Trust (c)	7,151	874,567
Crown Castle, Inc. (c)	29,239	3,047,581
Digital Realty Trust, Inc. (c)	21,672	3,105,381
Equinix, Inc. (c)	6,560	5,348,696
Equity Residential (c)	23,200	1,660,656
Essex Property Trust, Inc. (c)	4,292	1,315,798
Extra Space Storage, Inc. (c)	14,374	2,134,395
Federal Realty Investment Trust (c)	4,800	469,536
Healthpeak Properties, Inc. (c)	46,007	930,262
Host Hotels & Resorts, Inc. (c)	45,764	650,306
Invitation Homes, Inc. (c)	38,644	1,346,743
Iron Mountain, Inc. (c)	19,726	1,697,225
Kimco Realty Corp. (c)	45,879	974,470
Mid-America Apartment Communities, Inc. (c)	7,945	1,331,423
Prologis, Inc. (c)	62,569	6,994,589
Public Storage (c)	10,695	3,200,907
Realty Income Corp. (c)	59,560	3,455,076
Regency Centers Corp. (c)	10,835	799,190

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Equity Real Estate Investment Trusts — 2.1% (continued)
SBA Communications Corp. (c)	7,391	1,626,094
Simon Property Group, Inc. (c)	21,052	3,496,316
UDR, Inc. (c)	21,572	974,407
Ventas, Inc. (c)	29,582	2,034,058
VICI Properties, Inc. (b),(c)	71,449	2,330,666
Welltower, Inc. (c)	41,214	6,314,397
Weyerhaeuser Co. (c)	48,570	1,422,130
		68,097,445
Financial Services — 8.6%
American Express Co.	37,591	10,113,859
Ameriprise Financial, Inc.	6,506	3,149,620
Apollo Global Management, Inc.	29,981	4,105,598
Berkshire Hathaway, Inc., Cl. B (a)	123,873	65,972,282
Blackrock, Inc.	9,815	9,289,701
Blackstone, Inc.	49,255	6,884,864
Capital One Financial Corp.	25,457	4,564,440
Cboe Global Markets, Inc.	7,197	1,628,609
CME Group, Inc.	24,604	6,527,195
Corpay, Inc. (a)	4,703	1,640,030
Discover Financial Services	16,863	2,878,514
FactSet Research Systems, Inc.	2,629	1,195,249
Fidelity National Information Services, Inc.	35,939	2,683,925
Fiserv, Inc. (a)	38,516	8,505,488
Franklin Resources, Inc. (b)	21,069	405,578
Global Payments, Inc.	17,079	1,672,376
Intercontinental Exchange, Inc.	38,796	6,692,310
Invesco Ltd.	29,758	451,429
Jack Henry & Associates, Inc.	4,686	855,664
KKR & Co., Inc.	45,662	5,278,984
MarketAxess Holdings, Inc.	2,704	585,010
Mastercard, Inc., Cl. A	55,183	30,246,906
Moody’s Corp.	10,351	4,820,357
Morgan Stanley	83,555	9,748,362
MSCI, Inc.	5,306	3,000,543
Nasdaq, Inc.	28,457	2,158,748
Northern Trust Corp.	13,588	1,340,456
PayPal Holdings, Inc. (a)	67,639	4,413,445
Raymond James Financial, Inc.	12,374	1,718,872
S&P Global, Inc.	21,223	10,783,406
State Street Corp.	18,880	1,690,327
Synchrony Financial	26,069	1,380,093
T. Rowe Price Group, Inc.	14,936	1,372,170
The Bank of New York Mellon Corp.	49,182	4,124,894
The Charles Schwab Corp.	115,115	9,011,202
The Goldman Sachs Group, Inc.	21,211	11,587,357
Visa, Inc., Cl. A (b)	116,525	40,837,352
		283,315,215
Food, Beverage & Tobacco — 2.6%
Altria Group, Inc.	114,964	6,900,139
Archer-Daniels-Midland Co.	30,520	1,465,265
Brown-Forman Corp., Cl. B	10,941	371,338

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Food, Beverage & Tobacco — 2.6% (continued)
Bunge Global SA	9,482	724,614
Conagra Brands, Inc.	31,988	853,120
Constellation Brands, Inc., Cl. A	10,232	1,877,777
General Mills, Inc.	38,140	2,280,391
Hormel Foods Corp.	18,681	577,990
Kellanova	18,501	1,526,147
Keurig Dr. Pepper, Inc.	80,753	2,763,368
Lamb Weston Holdings, Inc.	10,195	543,394
McCormick & Co., Inc.	17,350	1,428,079
Molson Coors Beverage Co., Cl. B	11,860	721,918
Mondelez International, Inc., Cl. A	87,792	5,956,687
Monster Beverage Corp. (a)	47,682	2,790,351
PepsiCo, Inc.	92,942	13,935,723
Philip Morris International, Inc.	105,215	16,700,777
The Campbell’s Company	13,419	535,686
The Coca-Cola Company	262,500	18,800,250
The Hershey Company	10,074	1,722,956
The J.M. Smucker Company	6,505	770,257
The Kraft Heinz Company	59,534	1,811,620
Tyson Foods, Inc., Cl. A	19,267	1,229,427
		86,287,274
Health Care Equipment & Services — 4.7%
Abbott Laboratories	117,152	15,540,213
Align Technology, Inc. (a)	4,758	755,856
Baxter International, Inc.	32,765	1,121,546
Becton, Dickinson and Co.	19,575	4,483,849
Boston Scientific Corp. (a)	99,191	10,006,388
Cardinal Health, Inc.	16,092	2,216,995
Cencora, Inc.	11,750	3,267,558
Centene Corp. (a)	33,611	2,040,524
CVS Health Corp.	85,190	5,771,622
DaVita, Inc. (a)	2,533	387,473
DexCom, Inc. (a)	27,214	1,858,444
Edwards Lifesciences Corp. (a)	40,595	2,942,326
Elevance Health, Inc.	15,607	6,788,421
GE HealthCare Technologies, Inc.	30,527	2,463,834
HCA Healthcare, Inc.	11,990	4,143,145
Henry Schein, Inc. (a)	8,060	552,029
Hologic, Inc. (a)	15,695	969,480
Humana, Inc.	8,060	2,132,676
IDEXX Laboratories, Inc. (a)	5,553	2,331,982
Insulet Corp. (a)	4,845	1,272,345
Intuitive Surgical, Inc. (a)	24,025	11,898,862
Labcorp Holdings, Inc.	5,566	1,295,431
McKesson Corp.	8,618	5,799,828
Medtronic PLC	87,154	7,831,658
Molina Healthcare, Inc. (a)	3,898	1,283,962
Quest Diagnostics, Inc.	7,633	1,291,504
ResMed, Inc.	9,806	2,195,073
Solventum Corp. (a)	9,737	740,401
STERIS PLC	6,477	1,468,012

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Health Care Equipment & Services — 4.7% (continued)
Stryker Corp.	23,098	8,598,230
The Cigna Group	18,534	6,097,686
The Cooper Companies, Inc. (a)	13,640	1,150,534
UnitedHealth Group, Inc.	62,288	32,623,340
Universal Health Services, Inc., Cl. B	3,854	724,167
Zimmer Biomet Holdings, Inc.	13,626	1,542,191
		155,587,585
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	16,246	1,788,522
Colgate-Palmolive Co.	55,196	5,171,865
Kenvue, Inc.	129,005	3,093,540
Kimberly-Clark Corp.	21,988	3,127,133
The Clorox Company	8,198	1,207,156
The Estee Lauder Companies, Inc., Cl. A	15,389	1,015,674
The Procter & Gamble Company	158,689	27,043,779
		42,447,669
Insurance — 2.3%
Aflac, Inc.	33,871	3,766,117
American International Group, Inc.	42,399	3,686,169
Aon PLC, Cl. A	14,493	5,784,011
Arch Capital Group Ltd.	25,230	2,426,621
Arthur J. Gallagher & Co.	17,280	5,965,747
Assurant, Inc.	3,328	698,048
Brown & Brown, Inc.	16,545	2,058,198
Chubb Ltd.	25,154	7,596,256
Cincinnati Financial Corp.	10,233	1,511,619
Erie Indemnity Co., Cl. A	1,623	680,118
Everest Group Ltd.	2,825	1,026,407
Globe Life, Inc.	5,825	767,269
Loews Corp.	12,030	1,105,677
Marsh & McLennan Cos., Inc.	32,865	8,020,046
MetLife, Inc.	38,527	3,093,333
Principal Financial Group, Inc.	14,438	1,218,134
Prudential Financial, Inc.	24,313	2,715,276
The Allstate Corp.	17,958	3,718,563
The Hartford Insurance Group, Inc.	19,857	2,456,907
The Progressive Corp.	39,653	11,222,196
The Travelers Companies, Inc.	15,048	3,979,594
W. R. Berkley Corp.	20,998	1,494,218
Willis Towers Watson PLC	6,534	2,208,165
		77,198,689
Materials — 2.0%
Air Products and Chemicals, Inc.	15,109	4,455,946
Albemarle Corp.	7,972	574,143
Amcor PLC	107,610	1,043,817
Avery Dennison Corp.	5,171	920,283
Ball Corp.	18,788	978,291
CF Industries Holdings, Inc.	11,931	932,408
Corteva, Inc.	45,473	2,861,616
Dow, Inc.	47,383	1,654,614
DuPont de Nemours, Inc.	27,500	2,053,700

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Materials — 2.0% (continued)
Eastman Chemical Co.	7,944	699,946
Ecolab, Inc.	17,284	4,381,840
Freeport-McMoRan, Inc.	97,163	3,678,591
International Flavors & Fragrances, Inc.	17,043	1,322,707
International Paper Co.	35,624	1,900,540
Linde PLC	32,150	14,970,326
LyondellBasell Industries NV, Cl. A	16,990	1,196,096
Martin Marietta Materials, Inc.	4,098	1,959,377
Newmont Corp.	77,386	3,736,196
Nucor Corp.	15,994	1,924,718
Packaging Corp. of America	6,089	1,205,744
PPG Industries, Inc.	14,915	1,630,955
Smurfit WestRock PLC	33,972	1,530,778
Steel Dynamics, Inc.	9,782	1,223,533
The Mosaic Company	20,963	566,211
The Sherwin-Williams Company	15,713	5,486,823
Vulcan Materials Co.	8,858	2,066,571
		64,955,770
Media & Entertainment — 7.9%
Alphabet, Inc., Cl. A	393,497	60,850,376
Alphabet, Inc., Cl. C	320,357	50,049,374
Charter Communications, Inc., Cl. A (a),(b)	6,526	2,405,027
Comcast Corp., Cl. A	254,919	9,406,511
Electronic Arts, Inc.	16,201	2,341,369
Fox Corp., Cl. A	14,997	848,830
Fox Corp., Cl. B	7,258	382,569
Live Nation Entertainment, Inc. (a)	10,460	1,365,867
Match Group, Inc.	16,846	525,595
Meta Platforms, Inc., Cl. A	148,029	85,317,994
Netflix, Inc. (a)	28,915	26,964,105
News Corp., Cl. A	25,770	701,459
News Corp., Cl. B (b)	7,085	215,171
Omnicom Group, Inc.	13,649	1,131,639
Paramount Global, Cl. B (b)	42,705	510,752
Take-Two Interactive Software, Inc. (a)	10,987	2,277,056
The Interpublic Group of Companies, Inc.	26,109	709,120
The Walt Disney Company	122,035	12,044,855
TKO Group Holdings, Inc. (b)	4,459	681,380
Warner Bros Discovery, Inc. (a)	153,672	1,648,901
		260,377,950
Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
AbbVie, Inc.	119,646	25,068,230
Agilent Technologies, Inc.	19,578	2,290,234
Amgen, Inc.	36,155	11,264,090
Biogen, Inc. (a)	9,759	1,335,422
Bio-Techne Corp.	10,898	638,950
Bristol-Myers Squibb Co.	136,808	8,343,920
Charles River Laboratories International, Inc. (a)	3,532	531,637
Danaher Corp.	43,121	8,839,805
Eli Lilly & Co.	53,291	44,013,570
Gilead Sciences, Inc.	84,110	9,424,526

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.2% (continued)
Incyte Corp. (a)	10,831	655,817
IQVIA Holdings, Inc. (a)	11,250	1,983,375
Johnson & Johnson	162,436	26,938,386
Merck & Co., Inc.	171,703	15,412,061
Mettler-Toledo International, Inc. (a)	1,417	1,673,349
Moderna, Inc. (a),(b)	22,949	650,604
Pfizer, Inc.	380,165	9,633,381
Regeneron Pharmaceuticals, Inc.	7,086	4,494,154
Revvity, Inc. (b)	8,180	865,444
Thermo Fisher Scientific, Inc.	25,892	12,883,859
Vertex Pharmaceuticals, Inc. (a)	17,444	8,457,200
Viatris, Inc.	77,835	677,943
Waters Corp. (a)	3,917	1,443,689
West Pharmaceutical Services, Inc.	4,915	1,100,370
Zoetis, Inc.	30,137	4,962,057
		203,582,073
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A (a)	20,184	2,639,663
CoStar Group, Inc. (a)	28,485	2,256,867
		4,896,530
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. (a)	109,681	11,268,626
Analog Devices, Inc.	33,518	6,759,575
Applied Materials, Inc.	54,914	7,969,120
Broadcom, Inc.	316,878	53,054,883
Enphase Energy, Inc. (a)	8,859	549,701
First Solar, Inc. (a)	7,139	902,584
Intel Corp.	291,827	6,627,391
KLA Corp.	8,926	6,067,895
Lam Research Corp.	86,791	6,309,706
Microchip Technology, Inc.	36,119	1,748,521
Micron Technology, Inc.	75,661	6,574,184
Monolithic Power Systems, Inc.	3,176	1,842,016
NVIDIA Corp.	1,655,615	179,435,554
NXP Semiconductors NV	17,250	3,278,535
ON Semiconductor Corp. (a)	29,046	1,181,882
QUALCOMM, Inc.	75,043	11,527,355
Skyworks Solutions, Inc.	11,197	723,662
Teradyne, Inc.	10,137	837,316
Texas Instruments, Inc.	61,708	11,088,928
		317,747,434
Software & Services — 10.7%
Accenture PLC, Cl. A	42,164	13,156,855
Adobe, Inc. (a)	29,472	11,303,396
Akamai Technologies, Inc. (a)	10,858	874,069
ANSYS, Inc. (a)	6,039	1,911,706
Autodesk, Inc. (a)	14,408	3,772,014
Cadence Design Systems, Inc. (a)	18,467	4,696,712
Cognizant Technology Solutions Corp., Cl. A	32,832	2,511,648
CrowdStrike Holdings, Inc., Cl. A (a)	16,672	5,878,214
EPAM Systems, Inc. (a)	4,016	678,061

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Software & Services — 10.7% (continued)
Fair Isaac Corp. (a)	1,658	3,057,617
Fortinet, Inc. (a)	42,864	4,126,089
Gartner, Inc. (a)	5,213	2,188,105
Gen Digital, Inc.	36,535	969,639
GoDaddy, Inc., Cl. A (a)	9,463	1,704,665
International Business Machines Corp.	62,283	15,487,291
Intuit, Inc.	18,805	11,546,082
Microsoft Corp.	502,645	188,687,906
Oracle Corp.	109,741	15,342,889
Palantir Technologies, Inc., Cl. A (a)	138,582	11,696,321
Palo Alto Networks, Inc. (a)	44,810	7,646,378
PTC, Inc. (a)	8,141	1,261,448
Roper Technologies, Inc.	7,224	4,259,126
Salesforce, Inc.	64,640	17,346,790
ServiceNow, Inc. (a)	13,850	11,026,539
Synopsys, Inc. (a)	10,357	4,441,599
Tyler Technologies, Inc. (a)	2,933	1,705,217
VeriSign, Inc. (a)	5,385	1,367,090
Workday, Inc., Cl. A (a)	14,290	3,337,144
		351,980,610
Technology Hardware & Equipment — 8.6%
Amphenol Corp., Cl. A	81,570	5,350,176
Apple, Inc.	1,015,469	225,566,129
Arista Networks, Inc. (a)	70,084	5,430,108
CDW Corp.	9,018	1,445,225
Cisco Systems, Inc.	269,532	16,632,820
Corning, Inc.	51,850	2,373,693
Dell Technologies, Inc., Cl. C	21,732	1,980,872
F5, Inc. (a)	4,009	1,067,476
Hewlett Packard Enterprise Co.	86,390	1,332,998
HP, Inc.	62,259	1,723,952
Jabil, Inc.	7,856	1,068,966
Juniper Networks, Inc.	21,269	769,725
Keysight Technologies, Inc. (a)	11,523	1,725,800
Motorola Solutions, Inc.	11,298	4,946,377
NetApp, Inc.	13,737	1,206,658
Seagate Technology Holdings PLC (b)	14,226	1,208,499
Super Micro Computer, Inc. (a),(b)	34,013	1,164,605
TE Connectivity PLC	20,639	2,916,703
Teledyne Technologies, Inc. (a)	3,200	1,592,672
Trimble, Inc. (a)	16,867	1,107,319
Western Digital Corp. (a)	24,170	977,193
Zebra Technologies Corp., Cl. A (a)	3,518	994,046
		282,582,012
Telecommunication Services — 1.1%
AT&T, Inc.	483,928	13,685,484
T-Mobile US, Inc.	32,458	8,656,873
Verizon Communications, Inc.	284,783	12,917,757
		35,260,114
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	8,100	829,440

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Transportation — 1.4% (continued)
CSX Corp.	130,512	3,840,968
Delta Air Lines, Inc.	43,883	1,913,299
Expeditors International of Washington, Inc.	9,278	1,115,680
FedEx Corp.	15,007	3,658,406
J.B. Hunt Transport Services, Inc.	5,015	741,969
Norfolk Southern Corp.	15,241	3,609,831
Old Dominion Freight Line, Inc.	12,574	2,080,368
Southwest Airlines Co.	41,422	1,390,951
Uber Technologies, Inc. (a)	141,016	10,274,426
Union Pacific Corp.	40,897	9,661,507
United Airlines Holdings, Inc. (a)	21,315	1,471,801
United Parcel Service, Inc., Cl. B	49,657	5,461,773
		46,050,419
Utilities — 2.5%
Alliant Energy Corp.	17,725	1,140,604
Ameren Corp.	18,192	1,826,477
American Electric Power Co., Inc.	36,530	3,991,633
American Water Works Co., Inc.	13,366	1,971,752
Atmos Energy Corp. (b)	10,885	1,682,603
CenterPoint Energy, Inc.	44,401	1,608,648
CMS Energy Corp.	19,919	1,496,116
Consolidated Edison, Inc.	23,923	2,645,645
Constellation Energy Corp.	21,219	4,278,387
Dominion Energy, Inc.	56,300	3,156,741
DTE Energy Co.	13,659	1,888,630
Duke Energy Corp.	52,555	6,410,133
Edison International	25,767	1,518,192
Entergy Corp.	28,248	2,414,922
Evergy, Inc. (b)	14,961	1,031,561
Eversource Energy	25,098	1,558,837
Exelon Corp.	68,436	3,153,531
FirstEnergy Corp.	36,205	1,463,406
NextEra Energy, Inc.	137,823	9,770,272
NiSource, Inc.	31,012	1,243,271
NRG Energy, Inc.	13,568	1,295,201
PG&E Corp.	148,473	2,550,766
Pinnacle West Capital Corp.	7,570	721,043
PPL Corp.	51,034	1,842,838
Public Service Enterprise Group, Inc.	33,421	2,750,548
Sempra	42,529	3,034,869
The AES Corp.	49,717	617,485
The Southern Company	73,770	6,783,152
Vistra Corp.	23,217	2,726,605
WEC Energy Group, Inc.	21,935	2,390,476
Xcel Energy, Inc.	38,965	2,758,332
		81,722,676
Total Common Stocks (cost $676,828,550)		3,214,944,580

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $62,809,606)	4.44	62,809,606	62,809,606
Investment of Cash Collateral for Securities Loaned — 0.0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $77,007)	4.44	77,007	77,007
Total Investments (cost $739,715,163)		99.7%	3,277,831,193
Cash and Receivables (Net)		.3%	9,210,159
Net Assets		100.0%	3,287,041,352

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $47,741,420 and the value of the collateral was
$48,108,583, consisting of cash collateral of $77,007 and U.S. Government & Agency securities valued at $48,031,576.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Standard & Poor’s 500 E-mini	241	6/20/2025	68,701,339	68,121,663	(579,676)
Gross Unrealized Depreciation					(579,676)
See notes to statement of investments.

Statement of Investments
BNY Mellon Stock Index Fund, Inc.

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,214,944,580	—	—	3,214,944,580
Investment Companies	62,886,613	—	—	62,886,613
	3,277,831,193	—	—	3,277,831,193
Liabilities ($)
Other Financial Instruments:
Futures††	(579,676)	—	—	(579,676)
	(579,676)	—	—	(579,676)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2025 are set forth in the Statement of Investments.
At March 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,537,536,354, consisting of $2,571,903,186 gross unrealized appreciation and $34,366,832 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.